Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Net sales	$ 3,936.3	$ 3,777.1	$ 3,614.7
Cost of goods sold	2,347.9	2,465.1	2,301.2
Gross profit	1,588.4	1,312.0	1,313.5
Selling, general and administrative expenses	602.2	494.0	461.2
Research and development expenses	47.0	39.6	38.0
Asset impairment - greenfield site	20.1	0.0	0.0
Asbestos adjustments loss	151.7	37.0	131.7
Operating income	767.4	741.4	682.6
Interest, net	15.3	30.7	39.3
Other (income) expense, net	(2.7)	(12.8)	0.2
Income before income taxes	754.8	723.5	643.1
Income tax expense	244.6	211.5	184.0
Net income	$ 510.2	$ 512.0	$ 459.1
Income per share:
Basic (in dollars per share)	$ 1.16	$ 1.15	$ 1.03
Diluted (in dollars per share)	$ 1.16	$ 1.15	$ 1.03
Weighted average common shares outstanding (Millions):
Basic (in shares)	438.4	445.1	444.9
Diluted (in shares)	439.6	445.6	445.9
Comprehensive income, net of tax:
Net income	$ 510.2	$ 512.0	$ 459.1
Pension adjustments	(0.5)	2.1	(0.7)
Currency translation adjustments	(14.5)	(33.4)	(14.7)
Comprehensive income	$ 495.2	$ 480.7	$ 443.7